Fair Value Measurements - Inputs used in determining the fair value of the Additional Period Shares (Details) - Earnout liability - Additional Period Shares		12 Months Ended
	Nov. 22, 2022 $ / shares	Dec. 31, 2022 Y $ / shares
Fair Value Measurements
Fair Value Per Share | $ / shares	$ 0	$ 0.76
Level 3 | Volatility
Fair Value Measurements
Financial liabilities, measurement input		0.047
Level 3 | Discount rate
Fair Value Measurements
Financial liabilities, measurement input		0.504
Level 3 | Expected term
Fair Value Measurements
Financial liabilities, measurement input | Y		1.1